As filed with the Securities and Exchange Commission on October 30, 2020

Registration Nos. 33-29180

and 811-05823

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 76

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 78

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038-4925

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038-4925

(Name and Address of Agent for Service)

Copy To:

Roger P. Joseph, Esq.

Morgan Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2020, pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No.78 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 75 filed with the commission on August 20, 2020. Such filing relates solely to the Domini International Opportunities Fund, a series of the Registrant that was originally scheduled to be effective on November 3, 2020 and shall be delayed until November 30, 2020.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No.  75 filed on August 20, 2020, in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on October 30, 2020.

DOMINI INVESTMENT TRUST on behalf of its series: Domini International Opportunities Fund

By:	/s/ Carole M. Laible
Carole M. Laible President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated below on October 30, 2020.

Signature	Title

/s/ Carole M. Laible	President (Principal Executive Officer)
Carole M. Laible

/s/ Christina M. Povall Christina M. Povall	Treasurer (Principal Accounting and Financial Officer) and Vice President of Domini Investment Trust

/s/ Amy Domini Thornton	Trustee of Domini Investment Trust
Amy Domini Thornton

Kirsten S. Moy*	Trustee of Domini Investment Trust
Kirsten S. Moy

Gregory A. Ratliff*	Trustee of Domini Investment Trust
Gregory A. Ratliff

John L. Shields*	Trustee of Domini Investment Trust
John L. Shields

*By: /s/ Carole M. Laible
Carole M. Laible Executed by Carole M. Laible on behalf of those indicated pursuant to Powers of Attorney dated July 28, 2020.